Real Estate Real Estate Dispositions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disposed Properties	47	63
Disposed Units	14,345	13,448
Proceeds From Sale Of Property	$ 1,505,025,000	$ 1,140,491,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	826,489,000	297,956,000	335,299,000
Net (loss) gain on sales of land parcels	4,217,000	(1,395,000)	0
Equity Method Investment, Ownership Percentage	20.00%	25.00%
Equity Method Investment, Realized Gain (Loss) on Disposal	0	28,101,000	10,689,000
Consolidated Rental Properties [Member]
Disposed Properties	47	35
Disposed Units	14,345	7,171
Proceeds From Sale Of Property	1,482,239,000	718,352,000
Land Parcel [Member]
Disposed Land Parcels	1	1
Disposed Units	0	0
Proceeds From Sale Of Property	22,786,000	4,000,000
Unconsolidated Rental Properties [Member]
Disposed Properties		27
Disposed Units		6,275
Proceeds From Sale Of Property		417,779,000
Equity Method Investment, Realized Gain (Loss) on Disposal		28,101,000
Condominium Conversion Properties [Member]
Disposed Properties		1
Disposed Units		2
Proceeds From Sale Of Property		$ 360,000